Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ETFis Series Trust I
Central Index Key	dei_EntityCentralIndexKey	0001559109
Trading Symbol	dei_TradingSymbol	PMPT
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 25, 2016
Prospectus Date	rr_ProspectusDate	Aug. 16, 2016